Institutional Class | Wasatch Large Cap Value Fund
WASATCH LARGE CAP VALUE FUND — Summary
INVESTMENT OBJECTIVE
The Fund's investment objectives are to seek capital appreciation and income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Institutional Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Class Wasatch Large Cap Value Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class Wasatch Large Cap Value Fund Institutional Class Shares
Management Fee		0.90%
Distribution/Service (12b-1) Fee		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	0.98%
[1]	The Advisor has contractually agreed to reimburse Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 0.98% until at least January 31, 2013 (excluding interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund's Institutional Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Wasatch Large Cap Value Fund Institutional Class Shares	100	312	542	1,203

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in equity securities.

Under normal market conditions, we will invest at least 80% of the Fund's net assets in equity securities, including common stock, preferred stock and securities convertible into common stocks, of companies with market capitalizations of over $5 billion at the time of purchase.

The Fund typically invests in the securities of companies that we believe will pay above average dividends or interest.

When evaluating a potential investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. The initial valuation review may include:

•	Calculating and reviewing standard ratios such as price-to-sales, price-to-book, price-to-earnings, and price/earnings-to-growth.
•	Modified discounted cash flow models with sensitivity analysis for changes to revenue growth rates, operating margins, outstanding share counts, earnings multiples, and tangible book value.
•	Changing sector and company specific outlooks due to subjective factors, including globalization of capital, labor and process knowledge, as well as increasing information and price transparency.

The Fund may invest a large percentage of its assets in a few sectors, including energy, financials, information technology, consumer staples, healthcare and industrials.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund's investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund's investments may decline in value even when the overall stock market is not in general decline.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks' intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.

HISTORICAL PERFORMANCE

The Fund commenced operations on December 15, 2008 upon the reorganization of the 1st Source Monogram Income Equity Fund, the Fund's predecessor fund (the "Predecessor Fund"), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008). The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund's (and Predecessor Fund's for periods prior to December 15, 2008) performance over the time periods indicated to that of a broad-based securities market index. Past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses which may have produced different investment results. The Fund, however, has two portfolio managers, one of which was also the portfolio manager of the Predecessor Fund. Performance information is updated regularly and is available on the Fund's website www.wasatchfunds.com.

WASATCH LARGE CAP VALUE FUND [1] Year by Year Total Returns
[1]	Institutional Class shares are new and do not have any performance history. The annual return in the bar chart and the best and worst quarter returns are based on the Fund's Investor Class shares. The historical performance presented in the Average Annual Total Return table below is based on the Fund's Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses.

Best and Worst Quarterly Returns[1]

Best — 6/30/03	15.78%
Worst — 12/31/08	-19.38%
[1]
Average Annual Total Returns — (as of 12/31/11)
Average Annual Total Returns - Institutional Class Wasatch Large Cap Value Fund	1 Year	5 Years	10 Years
Investor Class shares	(3.92%)	0.54%	6.22%
Investor Class shares Return after taxes on distributions	(4.12%)	(0.01%)	5.25%
Investor Class shares Return after taxes on distributions and sale of Fund shares	(2.27%)	0.26%	5.07%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund's returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

[1]	Institutional Class shares are new and do not have any performance history. The annual return in the bar chart and the best and worst quarter returns are based on the Fund's Investor Class shares. The historical performance presented in the Average Annual Total Return table below is based on the Fund's Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses.